Earnings per share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Earnings per share

9.	Earnings per share

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Loss for the period attributable to the owners of the Company	(5,225,296)	(4,888,507)

Weighted average number of ordinary shares for the purpose of calculating the basic and dilutive loss per share	4,696,733	3,917,680

The weighted average number of ordinary shares for the six-month ended June 30, 2024 has been adjusted to reflect the share consolidation on February 18, 2024. For details, please refer to Note 15 to the consolidated financial statements.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

9.	(Losses)/earnings per shares

	2024	2023	2022
	S$	S$	S$

(Loss)/profit for the year	(5,507,764)	(2,094,169)	1,635,901

Weighted average number of ordinary shares for the purpose of calculating the basic (losses)/earnings per share (Note)	8,005,257	6,648,266	864,691
Effect of dilutive potential ordinary shares:
- Adjustments on RCCPS (Note)	-	-	5,589,060

Weighted average number of ordinary shares for the purpose of calculating the dilutive (losses)/earnings per share	8,005,257	6,648,266	6,453,751

Note:	The weighted average number of ordinary shares has been adjusted to reflect the share consolidation on February 18, 2024, which occurred during the year ended December 31, 2024. For details, please refer to Note 16 to the consolidated financial statements.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)